Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following summarizes the relationship between Sphere’s CEO, and Sphere other NEO’s total compensation paid, and Sphere’s financial performance for the years shown in the table (in this discussion, Sphere’s CEO is also referred to as Sphere’s principal executive officer or “PEO”, and Sphere’s NEO other than Sphere’s CEO are referred to as Sphere’s “Non-PEO NEO”):

	Summary Compensation Table Total for PEO(2)		Compensation Actually Paid to PEO(3)		Average Summary Compensation Table Total for	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based On Total	Net Loss(5)
Year(1)	Current PEO	Former PEO	Current PEO	Former PEO	Non-PEO NEO(2)	Non-PEO NEO(3)	Shareholder Return(4)	(in thousands)
2025	$1,972,391	$1,202,414	$1,598,796	$340,756	$687,739	$586,572	$32	$(21,482)
2024	N/A	$3,276,449	N/A	$2,464,284	$1,090,487	$971,305	$28	$(9,470)
2023	N/A	$1,422,327	N/A	$1,328,674	$713,376	$602,077	$172	$(23,330)
(1)	Kurt L. Kalbfleisch became Sphere’s CEO November 5, 2025 and was previously Acting CEO since January 31, 2025. Patricia Trompeter was Sphere’s CEO for January 2025 and during the fiscal years ended December 31, 2024 and 2023. During the fiscal year ended December 31, 2025, Sphere’s Non-PEO NEO was Tiah Reppas. During the fiscal years ended December 31, 2024 and 2023, Sphere’s Non-PEO NEO was Kurt L. Kalbfleisch.

(2)	See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for Sphere’s CEO and Sphere’s Non-PEO NEO for each fiscal year covered in the table. The total compensation for Sphere’s CEO and the compensation for Sphere’s Non-PEO NEO for 2023 was calculated from the Summary Compensation Table as disclosed in Sphere’s definitive proxy statement for its annual meeting filed with the SEC on April 5, 2024.

(3)	Reflects “compensation actually paid” (“CAP”) to each of Sphere’s NEOs (including for purposes of this table, former NEOs who are included in Sphere’s Non-PEO NEO group for the applicable year).
	2025			2024		2023
	Current PEO ($)	Former PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)
Reported Summary Compensation Table	1,972,391	1,202,414	687,739	3,276,449	1,090,487	1,422,327	713,376
Reported Grant Date Value of Equity Awards	(1,034,238)	(917,240)	(291,560)	(2,178,850)	(294,425)	(400,455)	(227,589)
Year-End Fair Value of Equity Awards Granted During the Year	260,400	—	167,400	354,075	55,324	—	—
Change in Fair Value as of the Year-End for Unvested Equity Awards Granted in Prior Years	(15,150)	—	—	(89,215)	(44,204)	95,969	24,693
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	446,263	80,014	22,993	1,153,619	201,663	152,905	86,898
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year	(30,870)	(24,432)	—	(51,794)	(37,540)	57,928	4,699
Compensation Actually Paid	1,598,796	340,756	586,572	2,464,284	971,305	1,328,674	602,077

(1)	Total Shareholder Return (“TSR”) illustrates the value, as of the last day of the indicated fiscal year, of a hypothetical investment of $100 in Sphere Common Shares on the last trading day of the year. TSR is calculated by dividing the sum of the cumulative amount of dividends for the fiscal year, assuming dividend reinvestment, and the difference between Sphere Common Share price at the end and the beginning of the fiscal year, by Sphere Common Share price at the beginning of the measurement period.

(2)	Represents the net loss reflected in Sphere’s consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	Kurt L. Kalbfleisch became Sphere’s CEO November 5, 2025 and was previously Acting CEO since January 31, 2025. Patricia Trompeter was Sphere’s CEO for January 2025 and during the fiscal years ended December 31, 2024 and 2023. During the fiscal year ended December 31, 2025, Sphere’s Non-PEO NEO was Tiah Reppas. During the fiscal years ended December 31, 2024 and 2023, Sphere’s Non-PEO NEO was Kurt L. Kalbfleisch.

PEO Total Compensation Amount		$ 3,276,449	$ 1,422,327
PEO Actually Paid Compensation Amount		2,464,284	1,328,674
Adjustment To PEO Compensation, Footnote	Reflects “compensation actually paid” (“CAP”) to each of Sphere’s NEOs (including for purposes of this table, former NEOs who are included in Sphere’s Non-PEO NEO group for the applicable year).
	2025			2024		2023
	Current PEO ($)	Former PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)
Reported Summary Compensation Table	1,972,391	1,202,414	687,739	3,276,449	1,090,487	1,422,327	713,376
Reported Grant Date Value of Equity Awards	(1,034,238)	(917,240)	(291,560)	(2,178,850)	(294,425)	(400,455)	(227,589)
Year-End Fair Value of Equity Awards Granted During the Year	260,400	—	167,400	354,075	55,324	—	—
Change in Fair Value as of the Year-End for Unvested Equity Awards Granted in Prior Years	(15,150)	—	—	(89,215)	(44,204)	95,969	24,693
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	446,263	80,014	22,993	1,153,619	201,663	152,905	86,898
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year	(30,870)	(24,432)	—	(51,794)	(37,540)	57,928	4,699
Compensation Actually Paid	1,598,796	340,756	586,572	2,464,284	971,305	1,328,674	602,077

Non-PEO NEO Average Total Compensation Amount	$ 687,739	1,090,487	713,376
Non-PEO NEO Average Compensation Actually Paid Amount	$ 586,572	971,305	602,077
Adjustment to Non-PEO NEO Compensation Footnote	Reflects “compensation actually paid” (“CAP”) to each of Sphere’s NEOs (including for purposes of this table, former NEOs who are included in Sphere’s Non-PEO NEO group for the applicable year).
	2025			2024		2023
	Current PEO ($)	Former PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)	PEO ($)	Non-PEO NEO ($)
Reported Summary Compensation Table	1,972,391	1,202,414	687,739	3,276,449	1,090,487	1,422,327	713,376
Reported Grant Date Value of Equity Awards	(1,034,238)	(917,240)	(291,560)	(2,178,850)	(294,425)	(400,455)	(227,589)
Year-End Fair Value of Equity Awards Granted During the Year	260,400	—	167,400	354,075	55,324	—	—
Change in Fair Value as of the Year-End for Unvested Equity Awards Granted in Prior Years	(15,150)	—	—	(89,215)	(44,204)	95,969	24,693
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	446,263	80,014	22,993	1,153,619	201,663	152,905	86,898
Change in Fair Value as of Vest Date for Equity Awards Granted in Prior Years that Vested in the Year	(30,870)	(24,432)	—	(51,794)	(37,540)	57,928	4,699
Compensation Actually Paid	1,598,796	340,756	586,572	2,464,284	971,305	1,328,674	602,077

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Sphere TSR

The following chart sets forth the relationship between Compensation Actually Paid to Sphere’s current PEO, former PEO, Non-PEO NEO, and Sphere’s TSR over the fiscal three-year period from January 1, 2023 through December 31, 2025.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The following chart sets forth the relationship between Compensation Actually Paid to Sphere’s Current PEO, former PEO, Non-PEO NEO, and Sphere’s net loss over the fiscal three-year period from January 1, 2023 through December 31, 2025.

The graphical disclosures above reveal a decrease to Compensation Actually Paid to the current PEO, and Non-PEO NEO from 2023 to 2025. The decrease to Compensation Actually Paid was due to Sphere’s CEO transition during 2025. In addition, Sphere is an early-stage company, that has had limited revenue during the periods presented, and has incurred operating losses since inception. Significant upward and downward shifts in Bitcoin pricing have also impacted the net loss. Consequently, Sphere does not believe there is any meaningful relationship between Sphere’s TSR and Compensation Actually Paid to Sphere’s PEO and NEO during the periods presented, nor any meaningful relationship between Sphere’s net loss and Compensation Actually Paid to Sphere’s PEO and NEO during the periods presented.

Total Shareholder Return Amount	$ 32	28	172
Net Income (Loss)	$ (21,482,000)	$ (9,470,000)	$ (23,330,000)
PEO Name	Kurt L. Kalbfleisch	Patricia Trompeter	Patricia Trompeter
Additional 402(v) Disclosure	Total Shareholder Return (“TSR”) illustrates the value, as of the last day of the indicated fiscal year, of a hypothetical investment of $100 in Sphere Common Shares on the last trading day of the year. TSR is calculated by dividing the sum of the cumulative amount of dividends for the fiscal year, assuming dividend reinvestment, and the difference between Sphere Common Share price at the end and the beginning of the fiscal year, by Sphere Common Share price at the beginning of the measurement period.
Current PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,972,391
PEO Actually Paid Compensation Amount	1,598,796
Current PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,034,238)
Current PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,400
Current PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,150)
Current PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	446,263
Current PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,870)
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,202,414	$ 3,276,449	$ 1,422,327
PEO Actually Paid Compensation Amount	340,756	2,464,284	1,328,674
Former PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(917,240)
Former PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Former PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,014
Former PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,432)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,178,850)	(400,455)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		354,075	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(89,215)	95,969
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,153,619	152,905
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(51,794)	57,928
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(291,560)	(294,425)	(227,589)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	167,400	55,324	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(44,204)	24,693
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,993	201,663	86,898
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (37,540)	$ 4,699